Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	Feb 28, 2013

The Sound Mind Investing Funds

SMI Dynamic Allocation Fund (SMIDX)

Supplement dated July 31, 2013
To the Fund’s Prospectus dated February 28, 2013

At its board meeting on July 23, 2013, the Board of Trustees approved a request by SMI Advisory Services, LLC, the investment adviser to the SMI Dynamic Allocation Fund (the “Fund”), to re-classify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will hold a greater number of securities than a non-diversified fund. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Effective immediately, the Fund’s prospectus is hereby revised as follows:

1.      The tenth paragraph in the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.

2.      The risk entitled “Non-Diversification Risk” under the section entitled “Principal Risks” is hereby deleted in its entirety.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated February 28, 2013 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 764-3863.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	vat_SupplementTextBlock

The Sound Mind Investing Funds

SMI Dynamic Allocation Fund (SMIDX)

Supplement dated July 31, 2013
To the Fund’s Prospectus dated February 28, 2013

At its board meeting on July 23, 2013, the Board of Trustees approved a request by SMI Advisory Services, LLC, the investment adviser to the SMI Dynamic Allocation Fund (the “Fund”), to re-classify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will hold a greater number of securities than a non-diversified fund. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Effective immediately, the Fund’s prospectus is hereby revised as follows:

1.      The tenth paragraph in the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.

2.      The risk entitled “Non-Diversification Risk” under the section entitled “Principal Risks” is hereby deleted in its entirety.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated February 28, 2013 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 764-3863.
SMI Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

The Sound Mind Investing Funds

SMI Dynamic Allocation Fund (SMIDX)

Supplement dated July 31, 2013
To the Fund’s Prospectus dated February 28, 2013

At its board meeting on July 23, 2013, the Board of Trustees approved a request by SMI Advisory Services, LLC, the investment adviser to the SMI Dynamic Allocation Fund (the “Fund”), to re-classify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will hold a greater number of securities than a non-diversified fund. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Effective immediately, the Fund’s prospectus is hereby revised as follows:

1.      The tenth paragraph in the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.

2.      The risk entitled “Non-Diversification Risk” under the section entitled “Principal Risks” is hereby deleted in its entirety.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated February 28, 2013 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 764-3863.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2013